Banking Institutions (short term liabilities) (Details) - ILS (₪)	Dec. 31, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Current maturities of long-term loans	₪ 37,579	₪ 36,547
Credit from Banking Corporations	46,618	36,547
Bank Mizrahi Current Account 684728
Short-term Debt [Line Items]
Short-term Debt	₪ 9,039	₪ 0